Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 6.1	$ 7.0	$ 3.3
Valuation Allowances and Reserves, Charged to Cost and Expense	3.8	1.1	3.7
Valuation Allowances and Reserves, Adjustments	(2.6)	(2.0)	0
Valuation Allowances and Reserves, Balance	7.3	6.1	7.0
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	7.6	6.3	8.3
Valuation Allowances and Reserves, Charged to Cost and Expense	0.6	1.5	0.2
Valuation Allowances and Reserves, Deductions	(0.2)	(0.4)	0
Valuation Allowances and Reserves, Adjustments	(1.5)	0.2	(2.2)
Valuation Allowances and Reserves, Balance	$ 6.5	$ 7.6	$ 6.3